Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000099049 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets AlphaDEX® Fund
Class Name	First Trust Emerging Markets AlphaDEX® Fund
Trading Symbol	FEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$43	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 747,031,083
Holdings Count | Holding	159
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$747,031,083
Total number of portfolio holdings	159
Portfolio turnover rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Kinsus Interconnect Technology Corp.	2.9%
Innolux Corp.	2.4%
Unimicron Technology Corp.	2.0%
Destek Finans Faktoring A/S	1.9%
Nan Ya Printed Circuit Board Corp.	1.9%
Elite Material Co., Ltd.	1.7%
Accton Technology Corp.	1.7%
Eva Airways Corp.	1.4%
Asia Vital Components Co., Ltd.	1.3%
Weichai Power Co., Ltd., Class H	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kinsus Interconnect Technology Corp.	2.9%
Innolux Corp.	2.4%
Unimicron Technology Corp.	2.0%
Destek Finans Faktoring A/S	1.9%
Nan Ya Printed Circuit Board Corp.	1.9%
Elite Material Co., Ltd.	1.7%
Accton Technology Corp.	1.7%
Eva Airways Corp.	1.4%
Asia Vital Components Co., Ltd.	1.3%
Weichai Power Co., Ltd., Class H	1.3%

C000099050 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Europe AlphaDEX® Fund
Class Name	First Trust Europe AlphaDEX® Fund
Trading Symbol	FEP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 505,300,892
Holdings Count | Holding	204
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$505,300,892
Total number of portfolio holdings	204
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Prysmian S.p.A.	1.2%
Glanbia PLC	1.1%
Deutsche Lufthansa AG	1.1%
HOCHTIEF AG	1.0%
Aberdeen Group PLC	1.0%
Acciona S.A.	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
JD Sports Fashion PLC	1.0%
Aurubis AG	1.0%
British Land (The) Co. PLC	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prysmian S.p.A.	1.2%
Glanbia PLC	1.1%
Deutsche Lufthansa AG	1.1%
HOCHTIEF AG	1.0%
Aberdeen Group PLC	1.0%
Acciona S.A.	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
JD Sports Fashion PLC	1.0%
Aurubis AG	1.0%
British Land (The) Co. PLC	0.9%

C000099051 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Latin America AlphaDEX® Fund
Class Name	First Trust Latin America AlphaDEX® Fund
Trading Symbol	FLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 34,573,477
Holdings Count | Holding	51
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$34,573,477
Total number of portfolio holdings	51
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eneva S.A.	3.8%
Coca-Cola Femsa S.A.B. de C.V.	3.8%
Fibra Uno Administracion S.A. de C.V.	3.7%
Cia Paranaense de Energia - Copel	3.4%
Vibra Energia S.A.	3.3%
Credicorp Ltd.	3.2%
Enel Chile S.A.	3.2%
Ultrapar Participacoes S.A.	3.2%
Cia Energetica de Minas Gerais	3.0%
Cemex S.A.B. de C.V., Series CPO	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Eneva S.A.	3.8%
Coca-Cola Femsa S.A.B. de C.V.	3.8%
Fibra Uno Administracion S.A. de C.V.	3.7%
Cia Paranaense de Energia - Copel	3.4%
Vibra Energia S.A.	3.3%
Credicorp Ltd.	3.2%
Enel Chile S.A.	3.2%
Ultrapar Participacoes S.A.	3.2%
Cia Energetica de Minas Gerais	3.0%
Cemex S.A.B. de C.V., Series CPO	2.9%

C000099053 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust China AlphaDEX® Fund
Class Name	First Trust China AlphaDEX® Fund
Trading Symbol	FCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$39	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 34,461,460
Holdings Count | Holding	51
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$34,461,460
Total number of portfolio holdings	51
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H	14.1%
Inner Mongolia Yitai Coal Co., Ltd., Class B	4.0%
JD Logistics, Inc.	3.7%
PetroChina Co., Ltd., Class H	3.6%
COSCO SHIPPING Holdings Co., Ltd., Class H	3.4%
Qingdao Port International Co., Ltd., Class H	3.2%
Dongfang Electric Corp., Ltd., Class H	3.0%
China National Building Material Co., Ltd., Class H	3.0%
China Coal Energy Co., Ltd., Class H	2.8%
China Life Insurance Co., Ltd., Class H	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H	14.1%
Inner Mongolia Yitai Coal Co., Ltd., Class B	4.0%
JD Logistics, Inc.	3.7%
PetroChina Co., Ltd., Class H	3.6%
COSCO SHIPPING Holdings Co., Ltd., Class H	3.4%
Qingdao Port International Co., Ltd., Class H	3.2%
Dongfang Electric Corp., Ltd., Class H	3.0%
China National Building Material Co., Ltd., Class H	3.0%
China Coal Energy Co., Ltd., Class H	2.8%
China Life Insurance Co., Ltd., Class H	2.8%

C000099054 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Japan AlphaDEX® Fund
Class Name	First Trust Japan AlphaDEX® Fund
Trading Symbol	FJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[5]
Net Assets	$ 253,827,254
Holdings Count | Holding	102
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$253,827,254
Total number of portfolio holdings	102
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Mitsui Kinzoku Co.	3.4%
NGK Insulators Ltd.	3.1%
Ibiden Co., Ltd.	3.0%
Fujikura Ltd.	2.4%
Resonac Holdings Corp.	2.3%
Sumitomo Electric Industries Ltd.	2.1%
Kandenko Co., Ltd.	1.9%
Advantest Corp.	1.9%
Kokusai Electric Corp.	1.7%
Tokyo Ohka Kogyo Co., Ltd.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mitsui Kinzoku Co.	3.4%
NGK Insulators Ltd.	3.1%
Ibiden Co., Ltd.	3.0%
Fujikura Ltd.	2.4%
Resonac Holdings Corp.	2.3%
Sumitomo Electric Industries Ltd.	2.1%
Kandenko Co., Ltd.	1.9%
Advantest Corp.	1.9%
Kokusai Electric Corp.	1.7%
Tokyo Ohka Kogyo Co., Ltd.	1.6%

C000099056 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Trading Symbol	FDT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[6]
Net Assets	$ 1,315,158,001
Holdings Count | Holding	303
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,315,158,001
Total number of portfolio holdings	303
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	2.1%
Kingboard Laminates Holdings Ltd.	2.1%
Kingboard Holdings Ltd.	1.8%
SK Square Co., Ltd.	1.4%
LG Innotek Co., Ltd.	1.3%
SK hynix, Inc.	1.3%
SK, Inc.	0.8%
SoftBank Group Corp.	0.8%
Furukawa Electric Co., Ltd.	0.8%
Samsung Electronics Co., Ltd.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	2.1%
Kingboard Laminates Holdings Ltd.	2.1%
Kingboard Holdings Ltd.	1.8%
SK Square Co., Ltd.	1.4%
LG Innotek Co., Ltd.	1.3%
SK hynix, Inc.	1.3%
SK, Inc.	0.8%
SoftBank Group Corp.	0.8%
Furukawa Electric Co., Ltd.	0.8%
Samsung Electronics Co., Ltd.	0.8%

C000099057 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Class Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Trading Symbol	FPA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$48	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.80%	[7]
Net Assets	$ 123,824,391
Holdings Count | Holding	101
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$123,824,391
Total number of portfolio holdings	101
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	6.9%
Kingboard Laminates Holdings Ltd.	5.4%
Kingboard Holdings Ltd.	4.7%
SK Square Co., Ltd.	3.7%
SK hynix, Inc.	3.4%
LG Innotek Co., Ltd.	2.6%
SK, Inc.	2.1%
Samsung Electronics Co., Ltd.	2.0%
Samsung Life Insurance Co., Ltd.	2.0%
Doosan Co., Ltd.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	6.9%
Kingboard Laminates Holdings Ltd.	5.4%
Kingboard Holdings Ltd.	4.7%
SK Square Co., Ltd.	3.7%
SK hynix, Inc.	3.4%
LG Innotek Co., Ltd.	2.6%
SK, Inc.	2.1%
Samsung Electronics Co., Ltd.	2.0%
Samsung Life Insurance Co., Ltd.	2.0%
Doosan Co., Ltd.	1.9%

C000111808 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Germany AlphaDEX® Fund
Class Name	First Trust Germany AlphaDEX® Fund
Trading Symbol	FGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[8]
Net Assets	$ 98,214,709
Holdings Count | Holding	41
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$98,214,709
Total number of portfolio holdings	41
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
HOCHTIEF AG	6.1%
Aurubis AG	5.9%
Nordex SE	5.2%
Deutsche Lufthansa AG	4.8%
Bayer AG	4.2%
Schaeffler AG	4.1%
DHL Group	3.7%
thyssenkrupp AG	3.6%
LEG Immobilien SE	3.6%
Aroundtown S.A.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HOCHTIEF AG	6.1%
Aurubis AG	5.9%
Nordex SE	5.2%
Deutsche Lufthansa AG	4.8%
Bayer AG	4.2%
Schaeffler AG	4.1%
DHL Group	3.7%
thyssenkrupp AG	3.6%
LEG Immobilien SE	3.6%
Aroundtown S.A.	3.6%

C000111810 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Switzerland AlphaDEX® Fund
Class Name	First Trust Switzerland AlphaDEX® Fund
Trading Symbol	FSZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[9]
Net Assets	$ 36,873,303
Holdings Count | Holding	41
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,873,303
Total number of portfolio holdings	41
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sandoz Group AG	5.0%
SFS Group AG	4.9%
Galderma Group AG	4.5%
VAT Group AG	4.4%
SIG Group AG	3.8%
Holcim AG	3.7%
Avolta AG	3.7%
UBS Group AG	3.5%
Swisscom AG	3.5%
Bucher Industries AG	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sandoz Group AG	5.0%
SFS Group AG	4.9%
Galderma Group AG	4.5%
VAT Group AG	4.4%
SIG Group AG	3.8%
Holcim AG	3.7%
Avolta AG	3.7%
UBS Group AG	3.5%
Swisscom AG	3.5%
Bucher Industries AG	3.4%

C000111811 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust India NIFTY 50 Equal Weight ETF
Class Name	First Trust India NIFTY 50 Equal Weight ETF
Trading Symbol	NFTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$38	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 132,098,718
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$132,098,718
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Maruti Suzuki India Ltd.	2.1%
Max Healthcare Institute Ltd.	2.1%
Eternal Ltd.	2.1%
InterGlobe Aviation Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Cipla Ltd.	2.0%
Titan Co., Ltd.	2.0%
Nestle India Ltd.	2.0%
Bajaj Finance Ltd.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Maruti Suzuki India Ltd.	2.1%
Max Healthcare Institute Ltd.	2.1%
Eternal Ltd.	2.1%
InterGlobe Aviation Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Cipla Ltd.	2.0%
Titan Co., Ltd.	2.0%
Nestle India Ltd.	2.0%
Bajaj Finance Ltd.	2.0%

C000111812 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust United Kingdom AlphaDEX® Fund
Class Name	First Trust United Kingdom AlphaDEX® Fund
Trading Symbol	FKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FKU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 36,723,685
Holdings Count | Holding	76
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,723,685
Total number of portfolio holdings	76
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Beazley PLC	3.3%
Balfour Beatty PLC	2.6%
Lion Finance Group PLC	2.6%
Standard Chartered PLC	2.4%
IG Group Holdings PLC	2.4%
easyJet PLC	2.3%
Shell PLC	2.3%
Barclays PLC	2.3%
Tritax Big Box REIT PLC	2.3%
Glencore PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Beazley PLC	3.3%
Balfour Beatty PLC	2.6%
Lion Finance Group PLC	2.6%
Standard Chartered PLC	2.4%
IG Group Holdings PLC	2.4%
easyJet PLC	2.3%
Shell PLC	2.3%
Barclays PLC	2.3%
Tritax Big Box REIT PLC	2.3%
Glencore PLC	2.2%

C000112036 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Trading Symbol	FDTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[12]
Net Assets	$ 13,047,785
Holdings Count | Holding	407
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$13,047,785
Total number of portfolio holdings	407
Portfolio turnover rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Shinsegae, Inc.	1.0%
Jeju Semiconductor Corp.	0.9%
GigaVis Co., Ltd.	0.8%
PSK, Inc.	0.8%
TSE Co., Ltd.	0.7%
Daeduck Electronics Co., Ltd.	0.6%
TES Co., Ltd.	0.6%
Tsugami Corp.	0.6%
Fuji Corp.	0.6%
Korea Circuit Co., Ltd.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Shinsegae, Inc.	1.0%
Jeju Semiconductor Corp.	0.9%
GigaVis Co., Ltd.	0.8%
PSK, Inc.	0.8%
TSE Co., Ltd.	0.7%
Daeduck Electronics Co., Ltd.	0.6%
TES Co., Ltd.	0.6%
Tsugami Corp.	0.6%
Fuji Corp.	0.6%
Korea Circuit Co., Ltd.	0.5%

C000112037 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Class Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Trading Symbol	FEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[13]
Net Assets	$ 251,797,729
Holdings Count | Holding	206
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$251,797,729
Total number of portfolio holdings	206
Portfolio turnover rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ITEQ Corp.	2.0%
Holy Stone Enterprise Co., Ltd.	2.0%
Katilimevim Tasarruf Finansman A/S	1.7%
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	1.6%
Topoint Technology Co., Ltd.	1.5%
Kaori Heat Treatment Co., Ltd.	1.5%
ChipMOS Technologies, Inc.	1.2%
AmTRAN Technology Co., Ltd.	1.1%
Thaifoods Group PCL	1.0%
Pell Bio-Med Technology Co., Ltd.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ITEQ Corp.	2.0%
Holy Stone Enterprise Co., Ltd.	2.0%
Katilimevim Tasarruf Finansman A/S	1.7%
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	1.6%
Topoint Technology Co., Ltd.	1.5%
Kaori Heat Treatment Co., Ltd.	1.5%
ChipMOS Technologies, Inc.	1.2%
AmTRAN Technology Co., Ltd.	1.1%
Thaifoods Group PCL	1.0%
Pell Bio-Med Technology Co., Ltd.	1.0%

C000147004 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Eurozone AlphaDEX® ETF
Class Name	First Trust Eurozone AlphaDEX® ETF
Trading Symbol	FEUZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEUZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[14]
Net Assets	$ 136,063,647
Holdings Count | Holding	153
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$136,063,647
Total number of portfolio holdings	153
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Prysmian S.p.A.	1.5%
Glanbia PLC	1.5%
Deutsche Lufthansa AG	1.4%
HOCHTIEF AG	1.4%
Acciona S.A.	1.3%
ASML Holding N.V.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Aurubis AG	1.2%
ArcelorMittal S.A.	1.2%
Schaeffler AG	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prysmian S.p.A.	1.5%
Glanbia PLC	1.5%
Deutsche Lufthansa AG	1.4%
HOCHTIEF AG	1.4%
Acciona S.A.	1.3%
ASML Holding N.V.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Aurubis AG	1.2%
ArcelorMittal S.A.	1.2%
Schaeffler AG	1.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.